Summary of Significant accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Closing foreign exchange rate		6.3726			6.3726
Impairment of long lived assets held for sale		¥ 0	¥ 0	¥ 0
Assets under capital leases net of accumulated amortization		¥ 0	0
Percentage of tax benefits to be realised to be eligible for recognition		50.00%
Defined contribution plan expenses		¥ 15,740	¥ 4,290	5,460
Percentage appreciation in the foreign currency		2.50%	6.50%
Estimated lease assets		¥ 24,500
Estimated lease liabilities		24,500
Operating lease discount rate	5.00%
Operating lease right-of-use assets		29,652	¥ 0		$ 4,653
Operating lease liability		32,357	0		$ 5,077
Other subsidiary		9,120	4,707	¥ 1,449
Maximum
Accounting Policies [Line Items]
Operating lease right-of-use assets		29,700
Operating lease liability		32,400
Minimum
Accounting Policies [Line Items]
Operating lease right-of-use assets		29,700
Operating lease liability		32,400
CHINA
Accounting Policies [Line Items]
Cash and cash equivalents and short term investments		1,822,364	771,319
Debt instrument term	72 months
Outside China [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and short term investments		¥ 10,257	¥ 1,732